Stock options - Reflects the stock options issued and outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Options	Dec. 31, 2022 CAD ($) Options $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding		50,000	110,000
Stock-based compensation expense | $	$ 1,472	$ 0
12-Apr-27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price ($) | $ / shares			$ 14.65
Weighted average remaining exercisable life (years)	4 years 3 months 18 days
Number of options outstanding			100,000
Number of options vested (exercisable)			50,000
Grant date (exercisable) fair value | $			$ 1,465,000
28-Aug-28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price ($) | $ / shares			$ 2.23
Weighted average remaining exercisable life (years)	5 years 8 months 12 days
Number of options outstanding			10,000
Number of options vested (exercisable)			10,000
Grant date (exercisable) fair value | $			$ 100,200